Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment, Net [Abstract]
Amortization of assets under capital lease	$ 6,000	$ 6,000	$ 18,000	$ 13,000	$ 25,000	$ 20,000